RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2018
Risk Management [Line Items]
Disclosure of credit risk exposure [text block]
The information below contains the maximum exposure to credit risk:

December 31, 2018

Maximum exposure to credit risk - Financial instruments subject to impairment
In millions of COP
	Stage 1	Stage 2	Stage 3	Total
Loans and Advances	153,894,099	7,712,055	12,212,962	173,819,116
Commercial	83,632,770	3,214,860	7,753,018	94,600,648
Consumer	28,666,461	1,758,162	1,568,758	31,993,381
Mortgage	20,280,416	1,513,063	1,077,206	22,870,685
Small Business Loans	958,491	80,805	116,902	1,156,198
Financial Leases	20,355,961	1,145,165	1,697,078	23,198,204
Off-Balance Sheet Exposures	38,831,993	349,228	354,525	39,535,746
Financial Guarantees	5,641,482	18,340	1,839	5,661,661
Loan Commitments	33,190,511	330,888	352,686	33,874,085
Loss Allowance	(1,872,529)	(1,246,444)	(7,244,517)	(10,363,490)
Total	190,853,563	6,814,839	5,322,970	202,991,372

Maximum Exposure to Credit Risk - Other Financial Instruments
	Maximum Exposure		Collateral *		Net Exposure
	2018	2017	2018	2017	2018	2017
Maximum Exposure to Credit Risk
Debt instruments	15,745,530	14,859,423	(2,352,276)	(2,741,345)	13,393,254	12,118,078
Derivatives **	894,001	457,940	(97)	(125,902)	893,905	332,038
Equity	1,639,949	1,520,313	-	-	1,639,949	1,520,313
Total	18,279,480	16,837,676	(2,352,373)	(2,867,247)	15,927,108	13,970,429

See Notes on this table:
* Collateral Held (-) and Collateral Pledged (+)
**
Exposure in Derivatives with base in MTM (only positive values), netting by counterparty is applied
* Debt instruments Book value 100%
* Equity Instruments:
-

Shares:100%
-

Investment funds: Book value 100%

December 31, 2017

	Maximum exposure	Collateral	Net exposure
	In millions of COP
Loans and Advances	160,468,094	(71,122,738)	89,345,356
Commercial	88,997,241	(42,593,800)	46,403,441
Consumer	27,646,114	(5,915,201)	21,730,913
Mortgage	20,512,208	(18,991,957)	1,520,251
Small Business Loans	1,063,580	(652,227)	411,353
Financial Leases	22,248,951	(2,969,553)	19,279,398
Off-Balance Sheet Exposures	22,360,075	-	22,360,075
Financial Guarantees	6,701,643	-	6,701,643
Loan Commitments	15,658,432	-	15,658,432
Other Financial Instruments (1)	16,837,677	(2,867,247)	13,970,430
Debt Securities	14,859,423	(2,741,345)	12,118,078
Derivatives	457,940	(125,902)	332,038
Equity Securities (2)	1,520,314	-	1,520,314
Total	199,665,846	(73,989,985)	125,675,861
(1)
Collateral Held (-) and Collateral Pledged (+).
(2)
Includes investments classified as “assets held for sale”. See Note 12 Assets held for sale and inventories, net.

Disclosure of Credit Risk Management, Borrower Portfolio Variables Explanatory [Text Block]
The borrowers in this portfolio are mainly made up of companies, segmented in homogenous groups that are constituted according to size, annual sales or main activity. The following variables are part of this classification:

Segment	Incomes/Sales
Corporate	Companies with annual sales >= COP 80,000 M. Banistmo places borrowers with annual sales >= USD 10 M. Banco Agrícola and BAM place borrowers with annual sales >= USD 25 M.
Business	Companies with annual sales > = COP 20,000 M and < COP 80,000 M except for Banco Agrícola and BAM, which place borrowers with annual sales >= USD 5 M and < USD 25 M.
Business Construction
Constructors who dedicate themselves professionally to the construction of buildings to be sold or rented as their main activity, with annual sales >= COP 20,000 M and <= COP 45,000 M. They must have more than 3 projects executed as previous experience.

Corporate Construction
Constructors who dedicate themselves to the construction of buildings to be sold or rented as their main activity, with annual sales > COP 45,000 M. They must have more than 3 projects executed as previous experience.

SME Construction
Constructors who dedicate themselves professionally to the construction of buildings to be sold or rented as their main activity with annual sales >= COP 380 M and <= COP 20,000 M. They must have more than 3 projects executed as previous experience.

Institutional Financing	Financial sector institutions.
Government	Municipalities, districts, departments with their respective decentralized organizations and entities at the national level with incomes >= COP 20,000 M.
SME	Annual sales < COP 20,000 M, with a classification between small, medium, large and plus except for Banistmo which includes borrowers < USD 10 M in annual sales, for Banco Agrícola and BAM < USD 5 M.

Summary of Amounts and Allowance of Financial Assets Explanatory [Text Block]
Watch List December 31 2018
Million COP
Risk Level	Amount	%	Allowance
Level 1 – Low Risk	9,179,165	1.04%	95,896
Level 2 – Medium Risk	2,549,977	8.96%	228,461
Level 3 – High Risk	1,626,478	38.92%	633,101
Level 4 – High Risk	4,096,563	64.68%	2,649,837
Total	17,452,183	20.67%	3,607,295

Watch List December 31 2017
Million COP
Risk Level	Amount	%	Allowance
Level 1 – Low Risk	4,938,711	2.32%	114,361
Level 2 – Medium Risk	1,641,169	4.98%	81,796
Level 3 - High Risk	3,806,554	33.21%	1,264,077
Level 4— High Risk	1,509,014	76.22%	1,150,212
Total	11,895,448	21.94%	2,610,446

Disclosure of collateral [text block]
The following table shows loans and financial leases, classified in commercial, consumer, mortgage, financial leases and small business loans, and disaggregated by type of collateral:

December 31, 2018
Amount Covered by Collateral
In Millions of COP
Nature of the Collateral	Commercial	Consumer	Mortgage	Financial Leasing	Small Business	Total
Real Estate and Residential	21,209,517	1,744,581	20,720,459	84	282,822	43,957,463
Goods Given in Real Estate Leasing	-	-	243	12,752,932	-	12,753,175
Goods Given in Leasing Other Than Real Estate	-	-	-	5,900,913	-	5,900,913
Stand by Letters of Credit	667,976	229	-	-	-	668,205
Security Deposits	470,400	369,689	-	-	76,136	916,225
Guarantee Fund	2,595,913	138	-	118,747	288,890	3,003,688
Sovereign of the Nation	-	-	-	-	-	-
Collection Rights	3,992,592	49,910	-	-	1,452	4,043,954
Other Collateral (Pledges)	4,118,947	4,713,359	48,098	20	14,158	8,894,582
Without Guarantee (Uncovered Balance)	61,545,303	25,115,475	2,101,885	4,425,508	492,740	93,680,911
Total loans and financial leases	94,600,648	31,993,381	22,870,685	23,198,204	1,156,198	173,819,116

December 31, 2017
Amount Covered by Collateral
In Millions of COP
Nature of the Collateral	Commercial	Consumer	Mortgage	Financial Leasing	Small Business	Total
Real Estate and Residential	19,529,154	1,572,455	18,959,433	-	273,248	40,334,290
Goods Given in Real Estate Leasing	7,725,197	-	-	2,392,075	-	10,117,272
Goods Given in Leasing Other Than Real Estate	5,124,246	112,724	-	577,447	-	5,814,417
Stand by Letters of Credit	455,793	-	-	-	-	455,793
Security Deposits	779,008	300,730	-	-	56,588	1,136,326
Guarantee Fund	2,583,354	147	-	-	301,045	2,884,546
Sovereign of the Nation	12,710	-	-	-	-	12,710
Collection Rights	3,220,882	41,597	-	-	1,119	3,263,598
Other Collateral (Pledges)	3,163,456	3,887,548	32,524	31	20,227	7,103,786
Without Guarantee (Uncovered Balance)	46,403,441	21,730,913	1,520,251	19,279,398	411,353	89,345,356
Total loans and financial leases	88,997,241	27,646,114	20,512,208	22,248,951	1,063,580	160,468,094

Disclosure Of Loans And Advances To Customer Explanatorys [Text Block]
The composition of the credit portfolio in commercial, consumer, mortgage, financial leases and small business loans categories are as follows:

Composition	December 31 2018	December 31, 2017
In millions of COP
Commercial	94,600,648	88,997,241
Corporate	55,562,618	58,661,267
SME	16,524,571	17,184,059
Others	22,513,459	13,151,915
Consumer	31,993,381	27,646,114
Credit card	7,026,689	6,255,277
Vehicle	3,253,060	2,915,705
Payroll loans	7,451,381	6,970,783
Others	14,262,251	11,504,349
Mortgage	22,870,685	20,512,208
VIS 1	5,778,067	5,491,926
Non- VIS	17,092,618	15,020,282
Financial Leases	23,198,204	22,248,951
Small Business Loan	1,156,198	1,063,580
Loans and advances to customers and financial institutions	173,819,116	160,468,094
Allowance for loans and advances and lease losses	(10,235,831)	(8,223,103)
Total net loan and financial leases	163,583,285	152,244,991

1	VIS: Social Interest Homes, corresponds to mortgage loans granted by the financial institutions of amounts less than 135 minimum wages.

Disclosure Of Detailed Information of Maturity Analysis of Loans And Receivables [Text Block]
The following table shows the ranges of maturity for the credit loans and financial leases, according for the remaining term for the completion of the contract:

December 31, 2018
Maturity	Less Than 1 Year	Between 1 and 3 Years	Between 3 and 5 Years	Greater Than 5 Years	Total
In millions of COP
Commercial	31,052,548	18,846,830	16,216,100	28,485,170	94,600,648
Corporate	16,569,691	8,491,758	11,335,723	19,165,446	55,562,618
SME	5,253,678	5,482,139	2,774,471	3,014,283	16,524,571
Others	9,229,179	4,872,933	2,105,906	6,305,441	22,513,459
Consumer	749,322	4,562,956	12,069,707	14,611,396	31,993,381
Credit card	100,367	244,218	1,073,539	5,608,565	7,026,689
Vehicle	60,754	610,398	1,538,979	1,042,929	3,253,060
Payroll loans	62,657	624,660	1,397,974	5,366,090	7,451,381
Others	525,544	3,083,680	8,059,215	2,593,812	14,262,251
Mortgage	58,613	175,572	479,086	22,157,414	22,870,685
VIS	11,056	51,768	117,404	5,597,839	5,778,067
Non-VIS	47,557	123,804	361,682	16,559,575	17,092,618
Financial Leases	2,393,428	2,560,578	4,260,513	13,983,685	23,198,204
Small business loans	256,093	477,456	220,105	202,544	1,156,198
Total gross loans and financial leases	34,510,004	26,623,392	33,245,511	79,440,209	173,819,116

December 31, 2017
Maturity	Less Than 1 Year	Between 1 and 3 Years	Between 3 and 5 Years	Greater Than 5 Years	Total
In millions of COP
Commercial	26,641,770	19,583,956	13,561,261	29,210,254	88,997,241
Corporate	17,054,923	11,588,101	8,533,725	21,484,518	58,661,267
SME	5,568,251	5,684,612	2,973,761	2,957,435	17,184,059
Others	4,018,596	2,311,243	2,053,775	4,768,301	13,151,915
Consumer	1,393,022	4,826,773	12,035,699	9,390,620	27,646,114
Credit card	761,294	1,104,571	2,384,220	2,005,192	6,255,277
Vehicle	67,118	718,610	1,499,980	629,997	2,915,705
Payroll loans	52,087	692,079	1,325,911	4,900,706	6,970,783
Others	512,523	2,311,513	6,825,588	1,854,725	11,504,349
Mortgage	50,102	148,851	389,456	19,923,799	20,512,208
VIS	12,238	40,182	93,917	5,345,589	5,491,926
Non-VIS	37,864	108,669	295,539	14,578,210	15,020,282
Financial Leases	3,101,344	2,698,394	3,546,370	12,902,843	22,248,951
Small business loans	232,596	479,646	182,893	168,445	1,063,580
Total gross loans and financial leases	31,418,834	27,737,620	29,715,679	71,595,961	160,468,094

Disclosure of details of credit portfolio by main economic activity of borrower [Text Block]
The following table contains the detail of the credit portfolio of loans and financial leases by main economic activity of the borrower:

December 31, 2018
Economic sector	Loans and advances
	Local	Foreign	Total
In millions of COP
Agriculture	3,804,075	2,548,078	6,352,153
Petroleum and Mining Products	1,082,816	181,789	1,264,605
Food, Beverages and Tobacco	5,865,111	320,596	6,185,707
Chemical Production	3,566,746	12,561	3,579,307
Government	4,457,944	79,133	4,537,077
Construction	14,508,354	5,513,212	20,021,566
Commerce and Tourism	16,928,137	7,641,117	24,569,254
Transport and Communications	8,331,727	865,257	9,196,984
Public Services	6,007,483	966,764	6,974,247
Consumer Services	35,886,645	20,813,390	56,700,035
Commercial Services	17,041,170	5,540,572	22,581,742
Other Industries and Manufactured Products	5,978,092	5,878,347	11,856,439
Total	123,458,300	50,360,816	173,819,116

December 31, 2017
Economic sector	Loans and advances
	Local	Foreign	Total
In millions of COP
Agriculture	3,533,671	2,171,525	5,705,196
Petroleum and Mining Products	909,127	65,991	975,118
Food, Beverages and Tobacco	5,640,910	808,493	6,449,403
Chemical Production	3,341,248	172,763	3,514,011
Government	3,780,686	151,879	3,932,565
Construction	15,464,605	5,164,321	20,628,926
Commerce and Tourism	17,115,018	6,520,546	23,635,564
Transport and Communications	8,307,712	602,962	8,910,674
Public Services	5,180,634	2,472,215	7,652,849
Consumer Services	31,367,376	16,719,168	48,086,544
Commercial Services	16,248,665	3,993,836	20,242,501
Other Industries and Manufactured Products	6,367,961	4,366,782	10,734,743
Total	117,257,613	43,210,481	160,468,094

Disclosure of details of loans and financial leases by country [Text Block]
The following table shows the concentration of the loans and financial leases by country. Loans are presented based on the country in which they were originated:

December 31, 2018
Country	Loans and advances	% Participation	Allowance for loans and advances and lease losses	% Participation
Colombia	119,674,770	68.85%	8,402,751	82.09%
Panama	32,299,274	18.58%	910,268	8.89%
El Salvador	10,590,571	6.09%	465,122	4.54%
Puerto Rico	889,528	0.51%	29,041	0.29%
Guatemala	10,352,272	5.96%	427,747	4.18%
Other countries	12,701	0.01%	902	0.01%
Total	173,819,116	100.0%	10,235,831	100.0%

December 31, 2017
Country	Loans and advances	% Participation	Allowance for loans and advances and lease losses	% Participation
Colombia	112,862,226	70.30%	7,164,085	87.10%
Panama	28,722,853	17.90%	507,181	6.20%
El Salvador	9,120,415	5.70%	358,258	4.40%
Puerto Rico	847,767	0.50%	14,941	0.20%
Guatemala	8,902,627	5.50%	177,895	2.10%
Other countries	12,206	0.10%	743	0.00%
Total	160,468,094	100.00%	8,223,103	100.00%

Disclosure of financial assets that are either past due or impaired [text block]
The following table shows information about credit quality of the borrower:

December 31 2018
Risk Category	Stage 1	Stage 2	Stage 3	Simplified methodology	Total
	In millions of COP
A- Normal Risk	135,000,193	2,058,010	-	105,793	137,163,996
B- Acceptable Risk	16,752,640	2,472,886	-	-	19,225,526
C- Appreciable Risk	2,141,266	3,059,084	-	-	5,200,350
D- Significant Risk	-	4,032	-	-	4,032
E- Unrecoverable Risk	-	12,250	12,212,962	-	12,225,212
Total	153,894,099	7,606,262	12,212,962	105,793	173,819,116

December 31 2017
Risk Category	Current loans without impairment	Past due loans without impairment	Current loans that are impaired	Past due and impaired loans	Total
	In millions of COP
A- Normal Risk	139,543,463	224,259	783,333	7,108	140,558,163
B- Acceptable Risk	5,986,958	1,265,787	1,848,716	88,508	9,189,969
C- Appreciable Risk	9,770	715	2,932,948	901,271	3,844,704
D- Significant Risk	-	-	1,167,928	3,289,030	4,456,958
E- Unrecoverable Risk	52	-	564,728	1,853,520	2,418,300
Total	145,540,243	1,490,761	7,297,653	6,139,437	160,468,094

*	Information on this table about NIC39..

Analysis of age of financial assets that are past due but not impaired [text block]
The following table shows the loans and financial leases according to past due days. A loans or financial leases is considered past due if it is more than one month overdue (i.e. 31 days):

December 31, 2018
Past-due
Period	0 - 30 Days	31 - 90 Days	91 - 120 Days	121 - 360 Days	More Than 360 Days	Total
	In millions of COP
Commercial	90,804,138	452,890	152,877	1,387,364	1,803,379	94,600,648
Consumer	30,311,854	701,314	238,540	638,868	102,805	31,993,381
Mortgage	21,121,205	612,480	148,786	388,653	599,561	22,870,685
Financial Leases	22,433,190	209,840	54,029	245,974	255,171	23,198,204
Small Business Loan	1,008,378	48,849	16,202	60,103	22,666	1,156,198
Total	165,678,765	2,025,373	610,434	2,720,962	2,783,582	173,819,116

December 31, 2017
Past-due
Period	0 - 30 Days	31 - 90 Days	91 - 120 Days	121 - 360 Days	More Than 360 Days	Total
	In millions of COP
Commercial	85,747,936	570,412	130,613	1,573,899	974,381	88,997,241
Consumer	25,942,380	764,098	236,509	584,789	118,338	27,646,114
Mortgage	18,751,121	752,336	140,188	396,227	472,336	20,512,208
Financial Leases	21,480,161	215,685	61,700	238,030	253,375	22,248,951
Small Business Loan	916,298	39,178	12,753	70,977	24,374	1,063,580
Total	152,837,896	2,341,709	581,763	2,863,922	1,842,804	160,468,094

Disclosure Of Detailed Information About Impaired Loans And Financial Leases [Text Block]
The table below shows Stage 3 loans and advances according to their type of evaluation:

December 31 2018
Impairment	Individual Evaluation		Collective Evaluation
	Carrying Amount	ECL	Carrying Amount	ECL
In millions of COP
Commercial	4,970,415	2,583,874	2,782,603	1,904,866
Consumer			1,568,758	1,383,265
Mortgage			1,077,206	586,026
Financial Leases	795,862	339,418	901,216	367,072
Small Business Loan			116,902	79,981
Total	5,766,277	2,923,292	6,446,685	4,321,210

See provisions for loan losses for financial leases of the period in Note 6.

December 31, 2017
Impairment	Individual Evaluation		Collective Evaluation
	Carrying Amount	Allowance	Carrying Amount	Allowance
	In millions of COP
Commercial	4,544,324	2,059,356	3,546,504	1,782,385
Consumer	10,839	10,839	2,337,640	1,403,499
Mortgage	-	-	1,115,785	489,414
Financial Leases	641,228	298,947	1,105,208	202,940
Small Business Loan	-	-	135,562	99,798
Total	5,196,391	2,369,142	8,240,699	3,978,036

See provisions for loan losses for financial leases of the period in Note 6.

Disclosure of detailed information about credit quality analysis of the group [Text Block]
Credit Quality Analysis of the Group

	Debt instruments		Equity		Derivatives (1)
	2018	2017	2018	2017	2018	2017
Maximum Exposure to Credit Risk
Low Risk	12,994,432	12,475,888	349,425	780,870	867,639	349,375
Medium Risk	1,639,484	1,842,454	1,749	-	135	181
High Risk	412,834	336,054	6496	10,939	429	1,679
Without Rating	698,781	205,027	1,282,278	728,504	25,798	106,705
Total	15,745,531	14,859,423	1,639,948	1,520,313	894,001	457,940

(1)	For derivatives transactions counterparty risk is disclosed as long as the valuation is positive. Therefore, the value described here differs from the book value.

Disclosure of detailed information about maximum exposure level to the credit risk [Text Block]
•	Maximum exposure level to the credit risk given for:

	Maximum Exposure		Collateral *		Net Exposure
	2018	2017	2018	2017	2018	2017
Maximum Exposure to Credit Risk
Debt instruments	15,745,530	14,859,423	(2,352,276)	(2,741,345)	13,393,254	12,118,078
Derivatives **	894,001	457,940	(97)	(125,902)	893,905	332,038
Equity	1,639,949	1,520,313	-	-	1,639,949	1,520,313
Total	18,279,480	16,837,676	(2,352,373)	(2,867,247)	15,927,108	13,970,429

See Notes on this table:
*	Collateral Held (-) and Collateral Pledged (+)
**	Exposure in Derivatives with base in MTM (only positive values), netting by counterparty is applied

*	Debt instruments Book value 100%

*	Equity Instruments:

-	Shares:100%

-	Investment funds: Book value 100%

Disclosure of detailed information about individual evaluation of impairment at the end of the period for other financial instruments [Text Block]
•	The information corresponding to the individual evaluation of impairment at the end of the period for other financial instruments, is detailed as follows:

Debt instruments

	Exposure		Impairment		Final Exposure
	2018	2017	2018	2017	2018	2017
Maximum Exposure to Credit Risk
Fair Value	12,251,872	10,701,855	3,053	-	12,248,819	10,701,855
Amortized Cost	3,493,657	4,158,766	11,730	1,198	3,481,928	4,157,568
Total	15,745,529	14,860,621	14,783	1,198	15,730,747	14,859,423

Equity

	Exposure		Impairment		Final Exposure
	2018	2017	2018	2017	2018	2017
Maximum Exposure to Credit Risk
Fair Value through profit or loss	1,101,461	990,788	-	-	1,101,461	990,788
Fair Value through OCI	538,487	529,525	-	-	538,487	529,525
Total	1,639,948	1,520,313	-	-	1,639,948	1,520,313

Disclosure of detailed information about risk exposure by economic sector and risk country [Text Block]
Risk exposure by economic sector and risk region

	Debt instruments		Equity		Derivatives 2
	2018	2017	2018	2017	2018	2017
Maximum Exposure to Credit Risk
Sector Concentration
Corporate	3,179,751	3,020,087	1,064,268	1,340,844	276,721	95,138
Financial	805,863	1,054,303	543,256	91,904	520,026	317,232
Government	11,757,757	10,785,033	-	-	-	-
Funds and ETF	2159	-	32,425	87,565	97,254	45,570
Total	15,745,530	14,859,423	1,639,949	1,520,313	894,001	457,940
Concentration by Region
North America	1,569,943	710,592	1,472	8,658	279,132	130,303
Latam	14,175,587	12,643,832	1,613,783	1,494,750	475,243	294,237
Europe	-	-	-	-	119,126	33,400
Others (Includes Funds and ETF)	-	1,504,999	24,694	16,905	20,501	-
Total	15,745,530	14,859,423	1,639,949	1,520,313	894,002	457,940

1
GMRA: It is a model legal agreement designed for parties transacting repos and is published by the International Capital Market Association (ICMA), which is the body representing the bond and repo markets in Europe.
2
For derivatives transactions counterparty risk is disclosed as long as the valuation is positive. Therefore, the value described here differs from the book value.

Disclosure of internal credit grades [text block]
Risk exposure by credit rating

	Other financial instruments
	2018	2017
Maximum Exposure to Credit Risk
Sovereign Risk	6,879,344	6,939,944
AAA	4,304,103	3,901,870
AA+	398,479	190,464
AA	22,615	91,636
AA-	180,757	60,422
A+	23,800	96,822
A	328,597	86,607
A-	163,235	580,138
BBB+	73,101	236,613
BBB	1,133,247	1,129,321
BBB-	704,216	292,296
Otros	2,061,126	2,191,307
Not rated	2,006,858	1,040,235
Total	18,279,478	16,837,675

Disclosure of detailed information about sensitivity of interest rate [Text Block]

Zone	Band	Modified Duration		Changes in Interest Rates (bps)
		Lower Limit	Upper Limit	Legal Currency	UVR	Foreign Currency
Zone 1	1	0	0.08	274	274	100
	2	0.08	0.25	268	274	100
	3	0.25	0.5	259	274	100
	4	0.5	1	233	274	100
Zone 2	5	1	1.9	222	250	90
	6	1.9	2.8	222	250	80
	7	2.8	3.6	211	220	75
Zone 3	8	3.6	4.3	211	220	75
	9	4.3	5.7	172	200	70
	10	5.7	7.3	162	170	65
	11	7.3	9.3	162	170	60
	12	9.3	10.6	162	170	60
	13	10.6	12	162	170	60
	14	12	20	162	170	60
	15	20		162	170	60

Disclosure of Currency risk explanatory [Text Block]
The VaR model uses a sensitivity factor to calculate the probability of loss due to fluctuations in the price of stocks, funds and currencies in which the Bank maintains a position. As previously indicated, the methodology used in these financial statements to measure such risk consists of computing VaR, which is derived by multiplying the position by the maximum probable variation in the price of such positions (“∆p”). The (“∆p”) is determined by the SFC, as shown in the following table:

Currency	Sensitivity Factor
United States Dollar	12,49%
Euro	11.00%
Other currencies	13.02%
Equity and Fund Risk	14.70%

Disclosure of market risk [text block]
The following table presents the total change on market risk and every risk factor.

December 2018
In millions of COP
Factor	December 31	Average	Maximum	Minimum
Interest Rate	249,070	241,602	317,524	204,478
Exchange Rate	909,648	712,435	909,648	563,322
Share Price	91,847	103,127	112,372	91,847
Collective Portfolios	196,819	192,920	198,227	187,842
Total Value at Risk	1,447,384	1,250,084	1,447,384	1,108,052
December 2017
In millions of COP
Factor	December 31	Average	Maximum	Minimum
Interest Rate	283,548	289,811	303,876	269,572
Exchange Rate	559,362	488,395	883,924	330,108
Share Price	70,758	76,632	84,059	70,758
Collective Portfolios	173,236	156,335	174,373	34,558
Total Value at Risk	1,086,904	1,011,173	1,406,514	877,348

Disclosure of detailed information about interest rate risk sensitivity in local currency [Text Block]
The chart below provides information about Bancolombia’s interest rate risk sensitivity in local currency (COP) at December 31, 2018 and 2017:

	December 31, 2018	December 31, 2017
In millions of COP
Assets sensitivity 50 bps	361,427	346,000
Liabilities sensitivity 50 bps	185,477	180,714
Net interest income sensitivity50 bps	175,950	165,286

The chart below provides information about Bancolombia’s interest rate risk sensitivity in foreign currency (US dollars) at December 31, 2018 and 2017:

	December 31, 2018	December 31, 2017
In millions of USD
Assets sensitivity 50 bps	39	38
Liabilities sensitivity 50 bps	36	30
Net interest income sensitivity50 bps	3	8

Sensitivity analysis for types of market risk [text block]	Table 2. Share Price Sensitivity
	December 31, 2018	December 31, 2017
Fair Value	163,136	146,667
Delta	14,7%	14.70%
Sensitivity	23,981	21,560

Disclosure of liquidity risk [text block]	The liquidity coverage ratio is presented as follows:

Liquidity Coverage Ratio	December 31, 2018	December 31, 2017
Net cash outflows into 30 days*	7,004,662	5,122,512
Liquid Assets	26,506,750	24,374,356
Liquidity coverage ratio	372.48%	475.83%

*
Net cash outflows into 30 days:
(Interbank borrowings, Financial assets investments, Loans and advances to customers, Derivative financial instruments), minus 30 days contractual maturities of liabilities. Demand deposit Time deposits, Interbank deposits Borrowings from other financial institutions Debt instruments, Derivative financial instruments.

Disclosure of detailed information about liquid assets held by the bank [Text Block]
The following table shows the liquid assets held by Bank´s:

Liquid Assets (1)	December 31, 2018	December 31, 2017
High quality liquid assets*
Cash	15,370,693	14,793,855
High quality liquid securities	9,268,481	7,963,343
Other Liquid Assets	-
Other securities**	1,867,576	1,617,158
Total Liquid Assets	26,506,750	24,374,356

(1)
Feature possesses the high liquidity available in all cases, and those liquid assets received by the Central Bank for its operations expansion and monetary contraction. Liquid assets are adjusted by a haircut. The following are considered as liquid assets: cash, repos held for trading and investments held for trading in listed shares in Colombia’s stock exchange, in investment funds units or in other trading debt instruments.

*
High-quality liquid assets
:
cash and shares that are eligible to be reportable or repo operations, in addition to those liquid assets that the Central Bank receives for its monetary expansion and contraction operations described in paragraph 3.1.1 of the Foreign Regulatory Circular DODM-142 of the Bank of the Republic.

**	Other Securities : Securities issued by financial and corporate entities.

Disclosure of detailed information about contractual maturities of principal and interest balances of financial assets [Text Block]
The tables below set out the remaining contractual maturities of principal and interest balances of the Group’s financial assets:

Contractual maturities of financial assets December 31, 2018

Financial Assets	0 - 1 Year	1- 3 Years	3- 5 Years	More than 5 years
Cash and balances with central bank	15,833,017
Interbank borrowings - Repurchase agreements	2,965,646
Financial assets investments	7,512,098	4,557,121	2,585,777	3,608,511
Loans and advances to customers	61,653,720	52,485,542	33,393,032	59,347,861
Derivative financial instruments	1,073,804	174,475	486,746	247,268
Total financial assets	89,038,285	57,217,138	36,465,555	63,203,640

Contractual maturities of financial assets December 31, 2017

Financial Assets	0 - 1 Year	1- 3 Years	3- 5 Years	More than 5 years
Cash and balances with central bank	15,542,195	-	-	-
Interbank borrowings - Repurchase agreements	2,805,467	-	-	-
Financial assets investments	6,706,487	5,258,546	3,107,856	1,931,710
Loans and advances to customers	54,997,084	50,519,957	29,659,278	50,569,611
Derivative financial instruments	804,392	176,490	405,710	233,762
Total financial assets	80,855,625	55,954,993	33,172,844	52,735,083

Disclosure of detailed information about contractual maturities of principal and interest balances of financial liabilities [Text Block]
The tables below set out the remaining contractual maturities of principal and interest balances of the Bank’s financial liabilities:

Contractual maturities of financial liabilities December 31, 2018

Financial Liabilities	0 - 1 Year	1- 3 Years	3- 5 Years	More than 5 years
Demand deposit from customers	85,275,330	-	-	-
Time deposits from customers	39,104,963	14,120,231	5,096,152	2,037,330
Interbank deposits-Repurchase agreements	3,132,911	531,734	-	-
Borrowings from other financial institutions	11,149,381	2,952,158	1,158,784	1,844,290
Debt securities in issue	3,721,909	8,078,228	7,489,901	5,813,722
Derivative financial instruments	636,410	101,836	391,930	240,727
Total financial liabilities	143,020,904	25,784,187	14,136,767	9,936,069

Contractual maturities of financial liabilities December 31, 2017

Financial Liabilities	0 - 1 Year	1- 3 Years	3- 5 Years	More than 5 years
Demand deposit from customers	77,997,629	-	-	-
Time deposits from customers	37,755,690	12,085,796	6,053,016	2,134,245
Interbank deposits - Repurchase agreements	3,861,258	524,880	-	-
Borrowings from other financial institutions	8,709,585	2,824,456	1,379,194	1,961,015
Debt securities in issue	3,210,313	5,676,708	8,460,302	8,050,023
Derivative financial instruments	670,817	117,485	383,380	229,804
Total financial liabilities	132,205,292	21,229,325	16,275,892	12,375,087

Disclosure of detailed information about contractual maturities of financial guarantees [Text Block]
The tables below set out the remaining contractual maturities of the Group’s financial guarantees

December 31, 2018	0 - 1 Year	1- 3 Years	3- 5 Years	More than 5 years
In millions of COP
Financial guarantees	3,370,845	1,426,992	277,710	177,828

December 31, 2017	0 - 1 Year	1- 3 Years	3- 5 Years	More than 5 years
In millions of COP
Financial guarantees	5,137,205	1,224,061	149,238	191,139

Disclosure of compliance of regulatory capital and capital adequacy ratios [Text Block]
In spite of the above, the management has directed its efforts towards the equity strengthening as shown in table below.

	As of
	December 31, 2018	December 31 2017
	In millions of COP
Regulatory Capital and Capital Adequacy Ratios
Basic Ordinary Equity	23,965,972	22,221,965
Deductions Basic Ordinary Equity	(4,251,247)	(4,189,222)
Total Basic Ordinary Equity	19,714,725	18,032,743
Additional Equity	6,704,144	7,143,524
Total Regulatory Capital	26,418,869	25,176,267
Capital Ratios
Primary capital to risk-weighted assets (Tier 1)	10.05%	10.15%
Secondary capital to risk-weighted assets	3.42%	4.03%
Technical capital to risk-weighted assets (Tier 2)	13.47%	14.18%

Disclosure Of Detailed Information About Maximum Exposure Level To Collateral [Text Block]
Level of collateral held:

	Collateral*		Main type of collateral
	2018	2017	2018	2017
Maximum Exposure to Credit Risk
Debt instruments	(2,352,276)	(2,741,345)	Government bonds (TES) and term deposits	Government Bonds (TES)
Derivatives	(97)	(125,902)	Cash	Cash
Equity	-	-
Total	(2,352,373)	(2,867,247)

See Notes on this table:
*	Collateral Held (-) and Collateral Pledged (+)

Disclosure of Detailed Information about financial assets and related collateral held in order to mitigate potential losses Table Text Block [Table Text Block]
Financial assets that are considered Stage 3 and related collateral held in order to mitigate potential losses are shown below:

December 31, 2018
In Millions of COP
Classification	Amount	Allowance	Total	Fair Value of Collateral
Commercial	775,689	239,720	535,968	2,528,495
Consumer
Mortgage	139,084	21,883	117,201	173,482
Small Business Loans
Financial Leases	666,495	201,981	464,514	974,274
Total credit assets	1,581,268	463,584	1,117,683	3,676,251

Disclosure of Detailed Information about changes in the expected loss due to changes in macroeconomic variables Table Text Block [Table Text Block]
The following table shows how a change of 1% increase or decrease in these economic variables could affect the weighted expected loss as of December 31, 2018.

		Fiscal Balance, Current Acount and Inflation
		In Milllions of COP
		[+1%]	Without changes	[-1%]
GDP Growth	[+1%]	(30,929)	(18,726)	(5,841)

	Without changes	(12,204)	0	12,885

	[-1%]	22,749	34,953	47,838